Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, NW, Suite 500
Washington, DC 20036
Telephone 202.822.9611
Fax 202.822.0140
www.stradley.com

Eric S. Purple, Esquire

(202) 507-5154

epurple@stradley.com

April 25, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PowerShares Exchange-Traded Self-Indexed Fund Trust (“Registrant”)

1933 Act Registration No. 333-221046; 1940 Act Registration No. 811-23304

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Funds as filed pursuant to Rule 497(c) under the 1933 Act on April 9, 2018 (Accession Number 0001193125-18-110408).

If you have any questions regarding this filing, please contact me at the above-referenced telephone number.

Very truly yours,

/s/ Eric S. Purple
Eric S. Purple, Esquire

A Pennsylvania Limited Liability Partnership